Pensions and other post-employment benefits - Present value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Wholly funded
Net defined benefit
Present value of obligations	€ 16,788	€ 16,959
Partly funded
Net defined benefit
Present value of obligations	4,723	5,412
Unfunded
Net defined benefit
Present value of obligations	€ 1,193	€ 1,130